ACQUISITIONS	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS

3.	ACQUISITIONS

During the years ended December 31, 2023 and 2022, Granite made the following property acquisitions:

2023 Acquisitions
Property	Location	Date acquired	Property purchase price	Transaction costs	Total acquisition cost

Income-producing properties:
10144 Veterans Dr.	Avon, USA	March 30, 2023	$72,806	$128	$72,934
10207 Veterans Dr.	Avon, USA	March 30, 2023	34,089	102	34,191
			$106,895	$230	$107,125

2022 Acquisitions
Property	Location	Date acquired	Property purchase price	Transaction costs	Total acquisition cost

Income-producing properties:
Georg-Beatzel Straße 15	Wiesbaden, Germany	February 3, 2022	$62,033	$3,919	$65,952
Raiffeisenstraße 28-32	Korbach, Germany	February 3, 2022	60,295	3,819	64,114
In der Langen Else 4	Erfurt, Germany	February 3, 2022	17,636	1,225	18,861
10566 Gateway Pt.	Clayton, IN	April 14, 2022	121,258	98	121,356
2128 Gateway Pt.	Clayton, IN	April 14, 2022	57,886	105	57,991
102 Parkshore Dr.	Brampton, ON	May 24, 2022	20,850	696	21,546
195 Steinway Blvd.	Etobicoke, ON	May 26, 2022	17,700	1,266	18,966
Swaardvenstraat 75	Tilburg, Netherlands	July 1, 2022	102,141	185	102,326
			459,799	11,313	471,112

Property under development:
905 Belle Ln.	Bolingbrook, IL	May 5, 2022	14,516	87	14,603

Development land:
161 Markel Dr.	Brant County, ON	August 19, 2022	6,368	210	6,578
			$480,683	$11,610	$492,293

During the year ended December 31, 2023, transaction costs of $0.2 million (2022 — $11.6 million), which included legal and advisory costs (2022 — land transfer taxes, legal and advisory costs), were first capitalized to the cost of the respective properties and then subsequently expensed to net fair value losses on investment properties on the combined statements of net income as a result of measuring the properties at fair value.